Document and Entity Information	Jun. 14, 2019
Prospectus:
Document Type	497
Document Period End Date	Jun. 14, 2019
Registrant Name	MORGAN STANLEY VARIABLE INSURANCE FUND INC.
Central Index Key	0001011378
Amendment Flag	false
Document Creation Date	Jun. 14, 2019
Document Effective Date	Jun. 14, 2019
Prospectus Date	Apr. 30, 2019
Class I Prospectus | Global Infrastructure Portfolio | Class I
Prospectus:
Trading Symbol	MBGIX
Class II Prospectus | Global Infrastructure Portfolio | Class II
Prospectus:
Trading Symbol	MPIIX